PROPERTY AND EQUIPMENT (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5 – PROPERTY AND EQUIPMENT
Property and equipment consist of the following (in thousands):

	June 30, 2022	December 31, 2021
Computer equipment	$308	$225
Data warehouse	286	256
Software	196	196
	790	677
Less accumulated depreciation and amortization	(319)	(197)
Property and Equipment	$471	$480
The useful life of computer equipment, software and the data warehouse is 3 years.
Depreciation and amortization expense for the three months ended June 30, 2022 and 2021 was $64,000 and $6,000, respectively, and $123,000 and $12,000 for the six months ended June 30, 2022 and 2021, respectively.
The amounts are included in general and administrative expenses in the consolidated statements of operations.

NOTE 4 – PROPERTY AND EQUIPMENT
Property and equipment consist of the following as of December 31, 2021 and 2020:
	December 31,
	2021	2020
Computer equipment	$225	$83
Data warehouse	256	145
Software	196	—
	677	228
Less accumulated depreciation and amortization	(197)	(23)
Property and Equipment	$480	$205
The useful life of computer equipment, software and the data warehouse is 3 years.
Depreciation and amortization expense for the twelve months ended December 31, 2021 and 2020 was $173,000 and $19,000, respectively. The amounts are included in general and administrative expenses in the consolidated statements of operations.